Other Receivables and Prepayments, Net (Details) - Schedule of other receivables and prepayments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables and prepayments [Abstract]
Rental deposits		$ 36,846
Prepaid expenses	74,500	29,939
Interest receivable	16,130
Advances to employees	83	78
Other receivables	90,713	66,863
Less: reserves for doubtful accounts	(56,771)	(47,996)
Other receivables and prepayment, net	$ 33,942	$ 18,867